CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Oct. 31, 2013	Dec. 31, 2012
Assets
Property and equipment, accumulated depreciation	$ 50,551	$ 51,705
Stockholders' equity:
Preferred stock, par value (in dollars per share)	$ 400	$ 400
Preferred stock, shares authorized (in shares)	10,000	0
Preferred stock, issued (in shares)	4,225	4,225
Preferred stock, outstanding (in shares)	4,225	4,225
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, authorized (in shares)	500,000,000	500,000,000
Common stock, issued (in shares)	68,881,807	62,322,550
Common stock, outstanding (in shares)	68,881,807	62,322,550